Investment in associates and joint ventures - Additional information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of investments in associates and joint ventures [line items]
Gross proceeds	€ 458	€ 116
TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership interest	19.50%
Share of results	€ 69		€ 136
Gross proceeds	304
Accumulated impairment losses	€ 395		€ 395
Total for all associates | TMBThanachart Bank Public Company Limited
Disclosure of investments in associates and joint ventures [line items]
Percentage of ownership interest	20.00%		23.00%
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Share of results	€ 127		€ 209